Taxation - Schedule of Components of the Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss carried forward	$ 2,145,813	$ 912,242
Lease liabilities	168,605	278,670
Deferred revenue	50,590	97,272
Bad debt provision	14,188	1,241
Property and equipment	2,074
Other accruals	107,980
Deferred tax assets, gross	2,489,250	1,289,425
Valuation allowance	(2,297,022)	(929,574)	$ (238,081)	$ (30,974)
Deferred tax assets, net of valuation allowance	192,228	359,851
Deferred tax liabilities:
Right-of-use assets	(168,605)	(278,670)
Contract cost assets	(23,586)	(58,107)
Property and equipment	(37)	(23,074)
Deferred tax liabilities	(192,228)	(359,851)
Net deferred tax assets